Loans and Convertible Bridge Financing (Details) - USD ($)		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Original principal loans amounts		$ 4,050,555
Additional principal loans provided		22,322
Loans already converted		72,966	$ 45,227
Remaining principal loans amount		3,957,555
Loans presented		$ 3,563,762
CLA August 2017 [Member]
Original principal loans amounts	[1]		905,555
Additional principal loans provided	[1]		22,322
Loans already converted	[1]		(115,322)
Remaining principal loans amount	[1]		$ 812,555
Converted through	[1]		2,020
Loans presented	[1],[2]		$ 901,936
CLA March 2018 [Member]
Original principal loans amounts	[3]		150,000
Additional principal loans provided	[3]
Loans already converted	[3]
Remaining principal loans amount	[3]		$ 150,000
Converted through	[3]		2,019
Loans presented	[2],[3]		$ 141,094
CLA May 2018 [Member]
Original principal loans amounts	[3]		170,000
Additional principal loans provided	[3]
Loans already converted	[3]
Remaining principal loans amount	[3]		$ 170,000
Converted through	[3]		2,019
Loans presented	[2],[3]		$ 178,286
CLA October 2018 [Member]
Original principal loans amounts	[1]		1,000,000
Additional principal loans provided	[1]
Loans already converted	[1]
Remaining principal loans amount	[1]		$ 1,000,000
Converted through	[1],[4]		2020
Loans presented	[1],[2]		$ 721,695
CLA November 2018 [Member]
Original principal loans amounts	[1]		225,000
Additional principal loans provided	[1]
Loans already converted	[1]
Remaining principal loans amount	[1]		$ 225,000
Converted through	[1],[4]		2020
Loans presented	[1],[2]		$ 179,360
CLA December 2018 [Member]
Original principal loans amounts	[1]		400,000
Additional principal loans provided	[1]
Loans already converted	[1]
Remaining principal loans amount	[1]		$ 400,000
Converted through	[1],[4]		2020
Loans presented	[1],[2]		$ 241,900
CLA January-April 2019 [Member]
Original principal loans amounts	[1]		200,000
Additional principal loans provided	[1]
Loans already converted	[1]
Remaining principal loans amount	[1]		$ 200,000
Converted through	[1],[4]		2021
Loans presented	[1]		$ 124,718
CLA March-April 2019 [Member]
Original principal loans amounts	[1]		1,000,000
Additional principal loans provided	[1]
Loans already converted	[1]
Remaining principal loans amount	[1]		$ 1,000,000
Converted through	[1],[5]		2020
Loans presented	[1]		$ 1,074,773

[1]	Aggregated to $3,244,382 and presented within the non-current liabilities
[2]	Issued in connection with the 2017 and 2018 CLA's
[3]	Aggregated to $319,380 and presented within the current liabilities
[4]	Structured as a 24 month- convertible loans or less in case of a Public Offering ("PO") event
[5]	Structured as convertible loans up to October 2020 or less in case of a PO event